Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Creation Date	Jul. 09, 2025
Document Effective Date	Jul. 09, 2025
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
First Trust WCM Developing World Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the third paragraph of the section entitled “Summary Information - Principal Investment Strategies” and the third paragraph of the section entitled “Additional Information on the Fund's Investment Objective and Strategies - Additional Information on the Fund’s Strategy” in the Fund’s prospectus is each replaced in its entirety with the following:

The Sub-Advisor’s investment process is based on bottom-up, fundamental research, which involves examining and ranking companies based on the following factors: (i) the company’s corporate performance; (ii) the company’s competitive position; (iii) the company’s potential future growth; and (iv) the company’s intrinsic value, which is determined using a discounted cash flow model, historical EV/EBITDA (compares a company’s Enterprise Value (the measure of a company’s total value) to its Earnings Before Interest, Taxes, Depreciation and Amortization), and next year price to earnings ratio.